Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill
Goodwill	€ 29,162	€ 23,736
Applications, Technology & Services
Changes in goodwill
Goodwill	18,509	13,498
Goodwill addition through Qualtrics acquisition	1,509
Goodwill reallocated from Customer Experience segment	3,438
Intelligent Spend Group
Changes in goodwill
Goodwill	7,762	6,925
Goodwill addition through Qualtrics acquisition	734
Qualtrics
Changes in goodwill
Goodwill	2,882	3,304
Other
Changes in goodwill
Goodwill	€ 9	€ 9